ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Derivative assets	$37	$1,338
Accounts receivable(1)	421	414
Restricted cash and deposits	237	313
Prepaid expenses	94	130
Other current assets	192	398
Total accounts receivable and other	$981	$2,593

(1)	See Note 35, Related Parties, for further discussion.